SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2024	September 30, 2023	September 30, 2022
Period-end spot rate	US$1=RMB7.0176	US$1=RMB7.2960	US$1=RMB7.1135
Average rate	US$1=RMB7.2043	US$1=RMB7.0533	US$1=RMB6.5532

SCHEDULE OF EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended September 30, 2024, 2023 and 2022:

	For the Years ended September 30,
	2024	2023	2022
Numerator:
Net income attributable to ordinary shareholders	$398,172	$4,595,982	$6,237,488

Denominator:
Weighted-average number of ordinary shares outstanding – basic	2,387,833	913,960	836,077
Outstanding options	15,015	5,851	3,529
Outstanding warrants	-	-	-
Potentially dilutive shares from outstanding options and warrants	15,015	5,851	3,529
Weighted-average number of ordinary shares outstanding – diluted	2,402,848	919,811	839,606
Earnings per share – basic	$0.17	$5.03	$7.47
Earnings per share – diluted	$0.17	$5.00	$7.43